Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS – 88.4%	Shares	Value
Communication Services – 8.9%
Alphabet, Inc. – Class A	106,476	$20,432,744
Alphabet, Inc. – Class C	85,917	16,569,953
AT&T, Inc.	131,656	3,608,691
Charter Communications, Inc. – Class A (a)(b)	1,729	465,724
Comcast Corp. – Class A	68,307	2,269,842
Electronic Arts, Inc.	4,149	632,681
Fox Corp. – Class A	3,907	217,854
Fox Corp. – Class B	2,380	121,713
Interpublic Group of Cos., Inc.	6,754	166,148
Live Nation Entertainment, Inc. (a)	2,880	425,376
Match Group, Inc.	4,440	152,159
Meta Platforms, Inc. – Class A	39,707	30,710,982
Netflix, Inc. (a)	7,771	9,009,697
News Corp. – Class A	6,882	201,780
News Corp. – Class B	2,029	67,809
Omnicom Group, Inc.	3,522	253,760
Paramount Global – Class B (b)	11,030	138,647
Take-Two Interactive Software, Inc. (a)	3,082	686,454
TKO Group Holdings, Inc. (b)	1,208	202,956
T-Mobile US, Inc.	8,710	2,076,551
Trade Desk, Inc. – Class A (a)	8,198	712,898
Verizon Communications, Inc.	77,152	3,299,020
Walt Disney Co.	32,960	3,925,866
Warner Bros Discovery, Inc. (a)	41,273	543,566
		96,892,871

Consumer Discretionary – 9.4%
Airbnb, Inc. – Class A (a)	7,874	1,042,596
Amazon.com, Inc. (a)	172,728	40,437,352
Aptiv PLC (a)	3,970	272,501
AutoZone, Inc. (a)	300	1,130,514
Best Buy Co., Inc.	3,479	226,344
Booking Holdings, Inc.	583	3,208,867
Caesars Entertainment, Inc. (a)	3,803	101,464
CarMax, Inc. (a)	2,790	157,942
Carnival Corp. (a)(b)	19,248	573,013
Chipotle Mexican Grill, Inc. (a)	24,704	1,059,308
Darden Restaurants, Inc.	2,125	428,549
Deckers Outdoor Corp. (a)	2,780	295,153
Domino’s Pizza, Inc.	613	283,948
DoorDash, Inc. – Class A (a)	6,233	1,559,808
DR Horton, Inc.	5,036	719,342
eBay, Inc.	8,438	774,187
Expedia Group, Inc.	2,203	397,025
Ford Motor Co.	71,393	790,321
Garmin Ltd.	2,819	616,684
General Motors Co.	17,612	939,424
Genuine Parts Co.	2,497	321,813
Hasbro, Inc.	2,376	178,580
Hilton Worldwide Holdings, Inc.	4,312	1,155,961
Home Depot, Inc.	18,229	6,699,340
Las Vegas Sands Corp.	6,170	323,308
Lennar Corp. – Class A	4,217	473,063
LKQ Corp.	4,723	139,187
Lowe’s Cos., Inc.	10,249	2,291,369
Lululemon Athletica, Inc. (a)	2,014	403,867
Marriott International, Inc. – Class A	4,134	1,090,673
McDonald’s Corp.	13,090	3,927,916
MGM Resorts International (a)	3,783	137,890
Mohawk Industries, Inc. (a)	949	108,670
NIKE, Inc. – Class B	21,563	1,610,541
Norwegian Cruise Line Holdings Ltd. (a)	8,195	209,464
NVR, Inc. (a)	52	392,574
O’Reilly Automotive, Inc. (a)	15,666	1,540,281
Pool Corp.	673	207,378
PulteGroup, Inc.	3,674	414,868
Ralph Lauren Corp.	714	213,308
Ross Stores, Inc.	5,993	818,284
Royal Caribbean Cruises Ltd.	4,580	1,455,845
Starbucks Corp.	20,850	1,858,986
Tapestry, Inc.	3,798	410,298
Tesla Motors, Inc. (a)	51,245	15,797,296
TJX Cos., Inc.	20,448	2,546,389
Tractor Supply Co. (b)	9,683	551,447
Ulta Beauty, Inc. (a)	809	416,643
Williams-Sonoma, Inc.	2,226	416,373
Wynn Resorts Ltd.	1,599	174,339
Yum! Brands, Inc.	5,062	729,687
		102,029,980

Consumer Staples – 4.7%
Altria Group, Inc.	30,899	1,913,884
Archer-Daniels-Midland Co.	8,771	475,213
Brown-Forman Corp. – Class B (b)	3,300	95,205
Bunge Global SA	2,422	193,179
Church & Dwight Co., Inc.	4,458	418,027
Clorox Co.	2,231	280,124
Coca-Cola Co.	70,846	4,809,735
Colgate-Palmolive Co.	14,844	1,244,669
Conagra Brands, Inc.	8,718	159,191
Constellation Brands, Inc. – Class A	2,803	468,213
Costco Wholesale Corp.	8,081	7,593,231
Dollar General Corp.	4,008	420,439
Dollar Tree, Inc. (a)	3,624	411,505
Estee Lauder Cos., Inc. – Class A	4,252	396,882
General Mills, Inc.	10,042	491,857
Hershey Co.	2,716	505,529
Hormel Foods Corp.	5,293	148,680
J M Smucker Co.	1,943	208,562
Kellanova	4,906	391,646
Kenvue, Inc.	35,173	754,109
Keurig Dr Pepper, Inc.	24,889	812,626
Kimberly-Clark Corp.	6,044	753,203
Kroger Co.	11,215	786,172
Lamb Weston Holdings, Inc.	2,537	144,787
McCormick & Co., Inc.	4,629	326,946
Molson Coors Beverage Co. – Class B (b)	3,115	151,763
Mondelez International, Inc. – Class A	23,744	1,535,999
Monster Beverage Corp. (a)	12,870	756,113
PepsiCo, Inc.	25,110	3,463,171
Philip Morris International, Inc.	28,527	4,679,854
Procter & Gamble Co.	42,888	6,453,357
Sysco Corp.	8,844	703,982
Target Corp. (b)	8,324	836,562
The Campbell’s Co. (b)	3,551	113,348
The Kraft Heinz Co.	15,822	434,472
Tyson Foods, Inc. – Class A	5,203	272,117
Walgreens Boots Alliance, Inc.	13,136	152,903
Walmart, Inc.	79,062	7,746,495
		51,503,750

Energy – 2.7%
APA Corp. (b)	6,602	127,352
Baker Hughes Co.	18,174	818,739
Chevron Corp.	34,931	5,296,937
ConocoPhillips	23,128	2,205,023
Coterra Energy, Inc.	13,976	340,875
Devon Energy Corp.	11,781	391,365
Diamondback Energy, Inc.	3,383	502,917
EOG Resources, Inc.	10,011	1,201,520
EQT Corp.	10,976	589,960
Expand Energy Corp.	3,950	413,881
Exxon Mobil Corp.	78,883	8,806,498
Halliburton Co.	15,749	352,778
Kinder Morgan, Inc.	35,461	995,036
Marathon Petroleum Corp.	5,623	956,978
Occidental Petroleum Corp.	12,980	570,341
ONEOK, Inc.	11,421	937,778
Phillips 66	7,460	921,907
Schlumberger Ltd.	27,452	927,878
Targa Resources Corp.	3,956	658,318
Texas Pacific Land Corp.	338	327,228
Valero Energy Corp.	5,726	786,237
Williams Cos., Inc.	22,359	1,340,422
		29,469,968

Financials – 12.4%
Aflac, Inc.	8,876	881,919
Allstate Corp.	4,837	983,120
American Express Co.	10,142	3,035,602
American International Group, Inc.	10,534	817,754
Ameriprise Financial, Inc.	1,729	895,951
Aon PLC – Class A	3,939	1,401,142
Apollo Global Management, Inc.	8,275	1,202,523
Arch Capital Group Ltd.	6,814	586,413
Arthur J Gallagher & Co.	4,688	1,346,628
Assurant, Inc.	929	174,002
Bank of America Corp.	119,787	5,662,332
Bank of New York Mellon Corp.	13,097	1,328,691
Berkshire Hathaway, Inc. – Class B (a)	33,637	15,872,628
Blackrock, Inc. (b)	2,614	2,891,110
Blackstone, Inc.	13,340	2,307,286
Block, Inc. (a)(b)	10,143	783,648
Brown & Brown, Inc.	5,114	467,266
Capital One Financial Corp.	11,678	2,510,770
Cboe Global Markets, Inc.	1,914	461,351
Charles Schwab Corp.	31,302	3,059,144
Chubb Ltd.	6,804	1,810,136
Cincinnati Financial Corp.	2,858	421,584
Citigroup, Inc.	34,219	3,206,320
Citizens Financial Group, Inc.	7,909	377,418
CME Group, Inc.	6,594	1,834,978
Coinbase Global, Inc. – Class A (a)	3,862	1,458,909
Corpay, Inc. (a)	1,267	409,304
Erie Indemnity Co. – Class A	447	159,239
Everest Group Ltd.	762	255,880
FactSet Research Systems, Inc.	680	273,972
Fidelity National Information Services, Inc.	9,601	762,415
Fifth Third Bancorp	12,216	507,819
Fiserv, Inc. (a)	10,159	1,411,491
Franklin Resources, Inc.	5,672	136,128
Global Payments, Inc.	4,417	353,139
Globe Life, Inc.	1,474	207,053
Goldman Sachs Group, Inc.	5,617	4,064,405
Hartford Financial Services Group, Inc.	5,167	642,723
Huntington Bancshares, Inc.	26,699	438,665
Intercontinental Exchange, Inc.	10,487	1,938,312
Invesco Ltd.	8,208	172,450
Jack Henry & Associates, Inc.	1,307	221,948
JPMorgan Chase & Co.	50,874	15,070,914
KeyCorp.	18,038	323,241
KKR & Co., Inc.	12,376	1,814,074
Loews Corp.	3,161	286,197
M&T Bank Corp.	2,930	552,891
MarketAxess Holdings, Inc.	672	138,096
Marsh & McLennan Cos., Inc.	8,981	1,789,015
Mastercard, Inc. – Class A	14,857	8,416,045
MetLife, Inc.	10,321	783,880
Moody’s Corp.	2,831	1,460,032
Morgan Stanley	22,665	3,228,856
MSCI, Inc.	1,385	777,484
Nasdaq, Inc.	7,562	727,616
Northern Trust Corp.	3,512	456,560
PayPal Holdings, Inc. (a)	17,802	1,224,066
PNC Financial Services Group, Inc.	7,257	1,380,789
Principal Financial Group, Inc.	3,774	293,730
Progressive Corp.	10,703	2,590,554
Prudential Financial, Inc.	6,485	671,716
Raymond James Financial, Inc.	3,290	549,858
Regions Financial Corp.	16,481	417,464
S&P Global, Inc.	5,738	3,162,212
State Street Corp.	5,185	579,424
Synchrony Financial	6,941	483,579
T Rowe Price Group, Inc.	4,014	407,220
Travelers Cos., Inc.	4,121	1,072,449
Truist Financial Corp.	23,996	1,048,865
US Bancorp	28,553	1,283,743
Visa, Inc. – Class A	31,354	10,831,866
W R Berkley Corp.	5,495	378,111
Wells Fargo & Co.	59,533	4,800,146
Willis Towers Watson PLC	1,819	574,458
		135,308,719

Health Care – 7.9%
Abbott Laboratories	31,908	4,026,471
AbbVie, Inc.	32,363	6,117,254
Agilent Technologies, Inc.	5,184	595,175
Align Technology, Inc. (a)	1,227	158,295
Amgen, Inc.	9,812	2,895,521
Baxter International, Inc.	9,392	204,370
Becton Dickinson & Co.	5,210	928,683
Biogen, Inc. (a)	2,629	336,512
Bio-Techne Corp.	2,866	156,856
Boston Scientific Corp. (a)	27,086	2,841,863
Bristol-Myers Squibb Co.	37,327	1,616,632
Cardinal Health, Inc.	4,328	671,792
Cencora, Inc.	3,135	896,861
Centene Corp. (a)	9,125	237,889
Charles River Laboratories International, Inc. (a)	880	149,283
Cigna Group	4,877	1,304,012
Cooper Cos., Inc. (a)	3,666	259,150
CVS Health Corp.	23,173	1,439,043
Danaher Corp.	11,632	2,293,365
DaVita, Inc. (a)	744	104,435
DexCom, Inc. (a)	7,137	576,456
Edwards Lifesciences Corp. (a)	10,709	849,331
Elevance Health, Inc.	4,110	1,163,459
Eli Lilly & Co.	14,376	10,639,246
GE HealthCare Technologies, Inc.	8,385	598,018
Gilead Sciences, Inc.	22,812	2,561,560
HCA Healthcare, Inc.	3,147	1,114,007
Henry Schein, Inc. (a)	2,205	149,168
Hologic, Inc. (a)	4,057	271,089
Humana, Inc.	2,187	546,466
IDEXX Laboratories, Inc. (a)	1,437	767,804
Incyte Corp. (a)	2,932	219,578
Insulet Corp. (a)	1,265	364,826
Intuitive Surgical, Inc. (a)	6,560	3,155,950
IQVIA Holdings, Inc. (a)	2,995	556,651
Johnson & Johnson	44,102	7,265,364
Labcorp Holdings, Inc.	1,493	388,299
McKesson Corp.	2,263	1,569,481
Medtronic PLC	23,534	2,123,708
Merck & Co., Inc.	46,020	3,595,082
Mettler-Toledo International, Inc. (a)	372	458,929
Moderna, Inc. (a)	6,190	182,976
Molina Healthcare, Inc. (a)	989	156,133
Pfizer, Inc.	104,039	2,423,068
Quest Diagnostics, Inc.	2,032	340,177
Regeneron Pharmaceuticals, Inc.	1,899	1,035,829
ResMed, Inc. (b)	2,631	715,474
Revvity, Inc.	2,139	188,018
Solventum Corp. (a)	2,517	179,613
STERIS PLC	1,779	402,926
Stryker Corp.	6,252	2,455,348
Thermo Fisher Scientific, Inc.	6,887	3,220,912
UnitedHealth Group, Inc.	16,622	4,148,186
Universal Health Services, Inc. – Class B	1,040	173,108
Vertex Pharmaceuticals, Inc. (a)(b)	4,699	2,146,832
Viatris, Inc.	21,488	187,805
Waters Corp. (a)	1,079	311,572
West Pharmaceutical Services, Inc.	1,290	308,645
Zimmer Biomet Holdings, Inc.	3,630	332,690
Zoetis, Inc.	8,168	1,190,813
		86,268,059

Industrials – 7.8%
3M Co.	9,820	1,465,340
A O Smith Corp.	2,111	149,438
Allegion PLC	1,534	254,521
AMETEK, Inc.	4,195	775,446
Automatic Data Processing, Inc.	7,434	2,300,823
Axon Enterprise, Inc. (a)	1,327	1,002,535
Boeing Co. (a)	13,818	3,065,385
Broadridge Financial Solutions, Inc.	2,132	527,691
Builders FirstSource, Inc. (a)(b)	2,013	255,913
Carrier Global Corp.	14,620	1,003,224
Caterpillar, Inc.	8,597	3,765,658
CH Robinson Worldwide, Inc.	2,154	248,399
Cintas Corp.	6,239	1,388,489
Copart, Inc. (a)	16,082	728,997
CSX Corp.	34,465	1,224,886
Cummins, Inc.	2,479	911,330
Dayforce, Inc. (a)	2,919	168,339
Deere & Co.	4,624	2,424,687
Delta Air Lines, Inc.	11,967	636,764
Dover Corp.	2,468	447,053
Eaton Corp. PLC	7,123	2,740,361
Emerson Electric Co.	10,297	1,498,316
Equifax, Inc. (b)	2,247	539,797
Expeditors International of Washington, Inc.	2,466	286,648
Fastenal Co.	21,035	970,345
FedEx Corp.	4,016	897,536
Fortive Corp.	6,182	296,303
GE Vernova, Inc.	4,976	3,285,603
Generac Holdings, Inc. (a)	1,072	208,708
General Dynamics Corp.	4,616	1,438,392
General Electric Co.	19,530	5,294,192
Honeywell International, Inc.	11,791	2,621,729
Howmet Aerospace, Inc.	7,396	1,329,579
Hubbell, Inc.	974	426,106
Huntington Ingalls Industries, Inc.	703	196,039
IDEX Corp.	1,354	221,393
Illinois Tool Works, Inc.	4,868	1,246,062
Ingersoll Rand, Inc.	7,392	625,585
Jacobs Solutions, Inc. (b)	2,178	308,993
JB Hunt Trasport Services, Inc.	1,402	201,958
Johnson Controls International PLC	12,054	1,265,670
L3Harris Technologies, Inc.	3,382	929,441
Leidos Holdings, Inc.	2,325	371,186
Lennox International, Inc.	572	348,348
Lockheed Martin Corp.	3,812	1,604,776
Masco Corp.	3,854	262,573
Nordson Corp.	986	211,211
Norfolk Southern Corp.	4,102	1,140,356
Northrop Grumman Corp.	2,437	1,405,199
Old Dominion Freight Line, Inc.	3,365	502,226
Otis Worldwide Corp.	7,242	620,567
PACCAR, Inc.	9,593	947,405
Parker-Hannifin Corp.	2,309	1,689,957
Paychex, Inc.	5,852	844,619
Paycom Software, Inc.	873	202,134
Pentair PLC	2,998	306,396
Quanta Services, Inc.	2,719	1,104,267
Republic Services, Inc.	3,720	858,018
Rockwell Automation, Inc.	2,051	721,357
Rollins, Inc.	5,115	292,936
RTX Corp.	24,509	3,861,883
Snap-On, Inc.	956	307,058
Southwest Airlines Co.	10,423	322,383
Stanley Black & Decker, Inc. (b)	2,831	191,517
Textron, Inc.	3,273	254,541
Trane Technologies PLC	4,060	1,778,605
TransDigm Group, Inc.	1,022	1,643,846
Uber Technologies, Inc. (a)	38,347	3,364,949
Union Pacific Corp.	10,956	2,431,903
United Airlines Holdings, Inc. (a)	5,955	525,886
United Parcel Service, Inc. – Class B	13,410	1,155,406
United Rentals, Inc.	1,173	1,035,689
Veralto Corp.	4,547	476,662
Verisk Analytics, Inc.	2,516	701,234
W.W. Grainger, Inc.	783	813,960
Waste Management, Inc.	6,694	1,533,997
Westinghouse Air Brake Technologies Corp.	3,111	597,468
Xylem, Inc.	4,408	637,485
		84,641,677

Information Technology – 30.7%(c)
Accenture PLC – Class A	11,445	3,056,959
Adobe, Inc. (a)	7,781	2,783,186
Advanced Micro Devices, Inc. (a)	29,699	5,236,231
Akamai Technologies, Inc. (a)	2,624	200,237
Amphenol Corp.	22,163	2,360,581
Analog Devices, Inc.	9,097	2,043,459
Apple, Inc.	273,031	56,673,045
Applied Materials, Inc.	14,879	2,679,113
Arista Networks, Inc. (a)	18,844	2,321,958
Autodesk, Inc. (a)	3,905	1,183,645
Broadcom, Inc.	86,058	25,275,235
Cadence Design System, Inc. (a)	4,977	1,814,465
CDW Corp./DE	2,397	417,989
Cisco Systems, Inc.	72,778	4,954,726
Cognizant Technology Solutions Corp. – Class A	8,985	644,764
Corning, Inc.	14,106	892,063
Crowdstrike Holdings, Inc. (a)	4,567	2,076,021
Datadog, Inc. – Class A (a)	5,839	817,343
Dell Technologies, Inc. – Class C	5,493	728,866
Enphase Energy, Inc. (a)	2,367	76,596
EPAM Systems, Inc. (a)	1,030	162,441
F5, Inc. (a)	1,044	327,210
Fair Isaac Corp. (a)	436	626,410
First Solar, Inc. (a)	1,957	341,947
Fortinet, Inc. (a)	11,604	1,159,240
Gartner, Inc. (a)	1,378	466,660
Gen Digital, Inc.	10,011	295,224
GoDaddy, Inc. – Class A (a)	2,560	413,645
Hewlett Packard Enterprise Co.	24,065	497,905
HP, Inc.	17,291	428,817
Intel Corp.	79,813	1,580,297
International Business Machines Corp.	17,002	4,304,056
Intuit, Inc.	5,089	3,995,527
Jabil, Inc. (b)	1,959	437,190
Keysight Technologies, Inc. (a)	3,140	514,677
KLA Corp.	2,385	2,096,487
Lam Research Corp.	23,414	2,220,584
Microchip Technology, Inc.	9,814	663,328
Micron Technology, Inc.	20,467	2,233,768
Microsoft Corp.	135,941	72,524,523
Monolithic Power Systems, Inc.	858	610,244
Motorola Solutions, Inc.	3,039	1,334,060
NetApp, Inc.	3,725	387,884
NVIDIA Corp.	445,814	79,296,936
NXP Semiconductors NV	4,628	989,328
ON Semiconductor Corp. (a)	7,639	430,534
Oracle Corp.	29,785	7,558,539
Palantir Technologies, Inc. – Class A (a)	38,924	6,163,615
Palo Alto Networks, Inc. (a)(b)	12,123	2,104,553
PTC, Inc. (a)	2,175	467,212
Qualcomm, Inc.	20,118	2,952,518
Roper Technologies, Inc.	1,962	1,079,885
salesforce.com, Inc.	17,578	4,540,925
Seagate Technology Holdings PLC	3,876	608,571
ServiceNow, Inc. (a)	3,786	3,570,652
Skyworks Solutions, Inc.	2,752	188,622
Super Micro Computer, Inc. (a)(b)	9,393	553,905
Synopsys, Inc. (a)	3,354	2,124,966
TE Connectivity PLC	5,441	1,119,486
Teledyne Technologies, Inc. (a)	839	462,306
Teradyne, Inc.	2,928	314,555
Texas Instruments, Inc.	16,644	3,013,563
Trimble, Inc. (a)	4,327	362,992
Tyler Technologies, Inc. (a)	772	451,280
VeriSign, Inc.	1,443	387,979
Western Digital Corp.	6,397	503,380
Workday, Inc. – Class A (a)	3,951	906,280
Zebra Technologies Corp. (a)	931	315,628
		334,326,816

Materials – 1.6%
Air Products & Chemicals, Inc. (b)	4,052	1,166,490
Albemarle Corp. (b)	2,135	144,860
Amcor PLC	42,018	392,868
Avery Dennison Corp.	1,399	234,710
Ball Corp. (b)	5,052	289,278
CF Industries Holdings, Inc.	2,955	274,313
Corteva, Inc.	12,467	899,245
Dow, Inc. (b)	12,950	301,605
DuPont de Nemours, Inc.	7,650	550,035
Eastman Chemical Co.	2,098	152,336
Ecolab, Inc.	4,623	1,210,116
Freeport-McMoRan, Inc.	26,346	1,060,163
International Flavors & Fragrances, Inc.	4,682	332,562
International Paper Co.	9,644	450,761
Linde PLC	8,604	3,960,077
LyondellBasell Industries NV – Class A	4,705	272,561
Martin Marietta Materials, Inc.	1,093	628,344
Mosaic Co.	5,795	208,678
Newmont Goldcorp Corp.	20,388	1,266,095
Nucor Corp.	4,193	599,892
Packaging Corp. of America	1,623	314,456
PPG Industries, Inc.	4,129	435,609
Sherwin-Williams Co.	4,189	1,386,056
Smurfit WestRock PLC	9,096	403,680
Steel Dynamics, Inc.	2,485	316,987
Vulcan Materials Co.	2,383	654,539
		17,906,316

Real Estate – 0.1%
CBRE Group, Inc. – Class A (a)	5,355	833,988
CoStar Group, Inc. (a)	7,708	733,724
		1,567,712

Utilities – 2.2%
AES Corp.	13,037	171,437
Alliant Energy Corp. (b)	4,701	305,612
Ameren Corp.	4,930	498,571
American Electric Power Co., Inc.	9,752	1,103,341
American Water Works Co., Inc.	3,520	493,645
Atmos Energy Corp.	2,901	452,324
CenterPoint Energy, Inc.	11,963	464,404
CMS Energy Corp.	5,485	404,793
Consolidated Edison, Inc.	6,593	682,376
Constellation Energy Corp.	5,729	1,992,775
Dominion Energy, Inc.	15,631	913,632
DTE Energy Co.	3,795	525,266
Duke Energy Corp.	14,216	1,729,234
Edison International	7,011	365,413
Entergy Corp.	8,187	740,350
Evergy, Inc.	4,181	296,015
Eversource Energy	6,714	443,795
Exelon Corp.	18,496	831,210
FirstEnergy Corp.	9,400	401,474
NextEra Energy, Inc.	37,730	2,681,094
NiSource, Inc. (b)	8,604	365,240
NRG Energy, Inc.	3,529	590,049
PG&E Corp.	40,292	564,894
Pinnacle West Capital Corp.	2,165	196,192
PPL Corp.	13,505	481,994
Public Service Enterprise Group, Inc.	9,149	821,489
Sempra	11,953	976,321
Southern Co.	20,150	1,903,772
Vistra Corp.	6,173	1,287,317
WEC Energy Group, Inc.	5,827	635,609
Xcel Energy, Inc.	10,541	774,131
		24,093,769
TOTAL COMMON STOCKS (Cost $825,142,454)		964,009,637

U.S. TREASURY SECURITIES - 7.6%	Par
United States Treasury Note/Bond
3.00%, 09/30/2025	13,000,000	12,974,698
4.88%, 11/30/2025	8,000,000	8,011,845
4.25%, 12/31/2025	5,000,000	4,998,419
4.63%, 03/15/2026	8,000,000	8,023,614
4.63%, 06/30/2026	8,000,000	8,028,649
3.50%, 09/30/2026	8,000,000	7,942,188
4.25%, 12/31/2026	1,000,000	1,002,422
2.50%, 03/31/2027	8,500,000	8,296,133
3.25%, 06/30/2027	8,000,000	7,897,188
4.13%, 09/30/2027	8,000,000	8,033,438
3.88%, 12/31/2027	8,000,000	7,993,437
TOTAL U.S. TREASURY SECURITIES (Cost $83,017,344)		83,202,031

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.7%	Shares
Real Estate - 1.7%
Alexandria Real Estate Equities, Inc.	2,818	215,380
American Tower Corp.	8,560	1,783,818
AvalonBay Communities, Inc.	2,555	475,945
BXP, Inc.	2,615	171,100
Camden Property Trust	1,950	212,940
Crown Castle, Inc.	7,940	834,415
Digital Realty Trust, Inc.	5,784	1,020,529
Equinix, Inc.	1,771	1,390,536
Equity Residential	6,218	392,978
Essex Property Trust, Inc.	1,163	302,589
Extra Space Storage, Inc.	3,875	520,645
Federal Realty Investment Trust	1,390	128,102
Healthpeak Properties, Inc.	12,743	215,866
Host Hotels & Resorts, Inc.	12,725	200,037
Invitation Homes, Inc.	10,426	319,557
Iron Mountain, Inc.	5,354	521,266
Kimco Realty Corp.	12,370	262,615
Mid-America Apartment Communities, Inc.	2,125	302,664
Prologis, Inc.	16,977	1,812,804
Public Storage	2,885	784,547
Realty Income Corp. (b)	16,552	929,064
Regency Centers Corp.	2,979	212,701
SBA Communications Corp.	1,961	440,676
Simon Property Group, Inc.	5,617	920,008
UDR, Inc.	5,525	217,077
Ventas, Inc.	8,272	555,713
VICI Properties, Inc.	19,364	631,266
Welltower, Inc.	11,363	1,875,690
Weyerhaeuser Co.	13,265	332,288
		17,982,816
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $18,120,675)		17,982,816

SHORT-TERM INVESTMENTS - 2.0%	Units
Investments Purchased with Proceeds from Securities Lending - 1.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(d)	12,683,466	12,683,466

U.S. Treasury Bills - 0.8%	Par
4.30%, 08/26/2025 (e)	9,000,000	8,973,219
TOTAL SHORT-TERM INVESTMENTS (Cost $21,656,742)		21,656,685

TOTAL INVESTMENTS - 99.7% (Cost $947,937,215)		1,086,851,169
Other Assets in Excess of Liabilities - 0.3%		3,054,027
TOTAL NET ASSETS - 100.0%		$1,089,905,196
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $12,249,213.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(e)	The rate shown is the annualized effective yield as of July 31, 2025.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Schedule of Futures Contracts
July 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
S&P 500 Annual Dividend Index	2,207	12/19/2025	$43,395,138	$2,474,764
S&P 500 Annual Dividend Index	2,207	12/18/2026	43,422,725	1,711,480
S&P 500 Annual Dividend Index	2,207	12/17/2027	43,367,550	600,021
Net Unrealized Appreciation (Depreciation)				$4,786,265

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$964,009,637	$–	$–	$964,009,637
U.S. Treasury Securities	–	83,202,031	–	83,202,031
Real Estate Investment Trusts - Common	17,982,816	–	–	17,982,816
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	12,683,466
U.S. Treasury Bills	–	8,973,219	–	8,973,219
Total Investments	$981,992,453	$92,175,250	$–	$1,086,851,169

Other Financial Instruments:
Futures Contracts*	$4,786,265	$–	$–	$4,786,265
Total Other Financial Instruments	$4,786,265	$–	$–	$4,786,265

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $12,683,466 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.